Convertible Notes, Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes [Abstract]
Convertible notes	$ 235,603	$ 218,551
Total	10,833	7,573
Less - current portion	(10,833)	(769)
Long-term portion	0	6,804
JDH Notes [Member]
Convertible Notes [Abstract]
Convertible notes	11,165	21,165
Less: beneficial conversion feature	0	(10,949)
Convertible notes, net of beneficial conversion feature	11,165	10,216
Less: Deferred financing costs	(9)	(75)
Less: Change in fair value of conversion option	$ (323)	$ (2,568)